Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Debt securities and other eligible bills	£ 47,727	£ 50,650
Equity securities	0	2
Loans and advances	3,283	771
Financial assets at fair value through other comprehensive income	£ 51,010	£ 51,423